Trade and other payables - Disclosure of Trade Payables Denominated in Other Currency Explanatory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	SFr 997	SFr 4,862
CHF
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	790	1,464
EUR
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	104	3,250
USD
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	103	118
GBP
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	SFr 0	SFr 29